FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     NVEST FUNDS TRUST I

          File Number                   811-4323

          Registrant CIK Number:        0000770540









                          Press F1 for general help.

                                 Header Screen

 Report as of the end of semiannual period: 06/30/2000  (a)
                            or fiscal year:   /  /      (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  NVEST FUNDS TRUST I
  B)  File Number:      811-4323
  C)  Telephone Number: 6175781350
2.A)  Street: 399 BOYLSTON STREET
  B)  City: BOSTON               C) State: MA D) Zip Code: 02116 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N 4. Is this the last filing on this form by the Registrant?(Y or N) ------ N 5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N 6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A) Is  Registrant a series or multiple  portfolio  company?(Y or N) ----- Y B)
  How many separate series or portfolios did Registrant have at the end of the period? ----------------------------------------- 12

                              SCREEN NUMBER:  1

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR- MATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the

    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
       1         NVEST BALANCED FUND                                 N
       2         NVEST GROWTH FUND                                   N
       3         NVEST STAR VALUE FUND                               N
       4         NVEST BOND INCOME FUND                              N
       5         NVEST MUNICIPAL INCOME FUND                         N
       6         NVEST GOVERNMENT SECURITIES FUND                    N
       7

       8         NVEST INTERNATIONAL EQUITY FUND                     N
       9         NVEST CAPITAL GROWTH FUND                           N
      10         NVEST STAR ADVISERS FUND                            N




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR- MATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the

    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      11         NVEST STRATEGIC INCOME FUND                         N
      12         NVEST STAR WORLDWIDE FUND                           N
      13         NVEST STAR SMALL CAP FUND                           N
      14
      15
      16
      17
      18
      19
      20




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR- MATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the

    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      21
      22
      23
      24
      25
      26
      27
      28
      29
      30




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR- MATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the

    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      31
      32
      33
      34
      35
      36
      37
      38
      39
      40




  Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more series.
                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR- MATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the

    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      41
      42
      43
      44
      45
      46
      47
      48
      49
      50




  Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more series.
                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR- MATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the

    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      51
      52
      53
      54
      55
      56
      57
      58
      59
      60




  Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more series.
                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR- MATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the

    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      61
      62
      63
      64
      65
      66
      67
      68
      69
      70




  Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more series.
                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR- MATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the

    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      71
      72
      73
      74
      75
      76
      77
      78
      79
      80




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                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any): CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-35935
  D) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): HARRIS ASSOCIATES L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-50333
  D) City: CHICAGO              State: IL Zip Code: 60602 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): WESTPEAK INVESTMENT ADVISORS, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-39554
  D) City: BOULDER              State: CO Zip Code: 80302 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): VAUGHAN, NELSON SCARBOROUGH & MCCULLOUGH, L.P
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-51795
  D) City: HOUSTON              State: TX Zip Code: 77001 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): BACK BAY ADVISORS, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-27694
  D) City: BOSTON               State: MA Zip Code: 02117 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  5.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): BACK BAY ADVISORS, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-27694
  D) City: BOSTON               State: MA Zip Code: 02117 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  6.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): BACK BAY ADVISORS, L. P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-27694
  D) City: BOSTON               State: MA Zip Code: 02117 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  8.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  9.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): WESTPEAK INVESTMENT ADVISOR, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-39554
  D) City: BOULDER              State: CO Zip Code: 80302 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  9.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 10.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L. P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): HARRIS ASSOCIATES L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-50333
  D) City: CHICAGO              State: IL Zip Code: 60602 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): DELETE
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 10.

8.A) Adviser Name (if any): JANUS CAPITAL CORPORATION
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-13991
  D) City: DENVER               State: CO Zip Code: 80206 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS, SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): KOBRICK FUNDS LLC
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-55045
  D) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 10.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 11.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS, SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 12.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): DELETE
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 12.

8.A) Adviser Name (if any): HARRIS ASSOCIATES L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-50333
  D) City: CHICAGO              State: IL Zip Code: 60602 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): MONTGOMERY ASSET MANAGEMENT, LLP
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-36790
  D) City: SAN FRANCISCO        State: CA Zip Code: 94111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 13.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): RS INVESTMENT MANAGEMEN,L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-144125
  D) City: SAN FRANCISCO        State: CA Zip Code: 94104 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): MONTGOMERY ASSET MANAGEMENT, LLC
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-36790
  D) City: SAN FRANCISCO        State: CA Zip Code: 94111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 13.

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): HARRIS ASSOCIATES L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-50333
  D) City: CHICAGO              State: IL Zip Code: 60602 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):NVEST SERVICES COMPANY, INC.
   B) File Number (if any): 84-5731
   C) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  4

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  4

                                                          This page is being
     PRINCIPAL UNDERWRITER                                filed for ALL series.

11.A) Underwriter Name (if any): NVEST FUNDS DISTRIBUTOR, L.P.
   B) File Number: 8-46325
   C) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  5

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any): NVEST SERVICES COMPANY, INC.
   B) File Number (if any): 84-5731
   C) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:


12.A) Agent Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any): B) File Number (if any):

   C) City:                      State:    Zip Code:       Zip Ext.:


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                              SCREEN NUMBER:  6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for ALL series.

13.A) Accountant Name: PRICEWATERHOUSECOOPERS LLP
   B) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


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                              SCREEN NUMBER:  7

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A)  Broker/Dealer  Name (if any):NEW ENGLAND  SECURITIES  CORPORATION B) File
   Number: 8-13910

14.A) Broker/Dealer Name (if any):METLIFE SECURITIES, INC.
   B) File Number: 8-30447


14.A) Broker/Dealer Name (if any):AEW SECURITIES LTD PARTNERSHIP B) File Number:
   8-45099

14.A) Broker/Dealer Name (if any):HARRIS ASSOCIATES SECURITIES. L.P.
   B) File Number: 8-19988


14.A) Broker/Dealer Name (if any):LOOMIS SAYLES DISTRIBUTORS,L.P.
   B) File Number: 8-01170


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):REICH & TANG DISTRIBUTIRS, INC B) File Number:
   8-150551

14.A)  Broker/Dealer  Name (if any):FULCRUM  FINANCIAL  ADVISORS B) File Number:
   8-050939

14.A)  Broker/Dealer  Name (if any):METRIC  CAPITAL  CORPORATION B) File Number:
   8-016829

14.A) Broker/Dealer  Name (if  any):METROPOLITAN  LIFE INSURANCE COMPANY B) File
   Number: 8-113613

14.A) Broker/Dealer Name (if any):NATHAN LEWIS SECURITIES, INC.
   B) File Number: 8-025463


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):SECURITY FIRST FINANCIAL,  INC B) File Number:
   8-017973

14.A) Broker/Dealer Name (if any):STATE STREET RESEARCH  INVESTMENT SERVICES INC
   B) File Number: 8-035442

14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                              SCREEN NUMBER:  8

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STATE STREET CORPORATION
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: BOSTON               State: MA Zip Code: 02102 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

      X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BUENOS AIRES         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ARGENTINA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: WESTPAC BANKING CORPORATION
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SYDNEY               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: AUSTRALIA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: VIENNA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: AUSTRIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: DHAKA                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BANGLADESH           Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: GENERALE DE BANQUE
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BRUSSELS             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BELGIUM              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE BANK OF BERMUDA LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HAMILTON             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BERMUDA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SAO PAULO            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BRAZIL               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STATE STREET TRUST COMPANY CANADA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TORONTO,ONTARIO      State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CANADA               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SANTIAGO             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CHILE                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE HONGKONG AND SHANGHAI BANKING CORPORATION
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SHANGHAI & SHENZHEN  State:    Zip Code:       Zip Ext.:
   D) Foreign Country: REPUBLIC OF CHINA    Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITITRUST COLOMBIA S.A. SOCIEDAD FIDUCIARIA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SANTAFE DE BOGOTA    State:    Zip Code:       Zip Ext.:
   D) Foreign Country: COLOMBIA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CESKOSLOVENSKA OBCHODNI BANKA, A.S.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: PRAHA                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CZECH REPUBLIC       Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: DEN DANSKE BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: COPENHAGEN           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: DENMARK              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: QUITO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ECUADOR              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: EGYPTIAN BRITISH BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CAIRO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: EGYPT                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: MERITA BANK LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HELSINKIR            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: FINLAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: PARIBAS, S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: PARIS                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: FRANCE               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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15.A) Custodian/Sub-custodian: DRESDNER BANK A.G.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: FRANKFURT            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: GERMANY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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15.A) Custodian/Sub-custodian: NATIONAL BANK OF GREECE S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ATHENS               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: GREECE               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HONGKONG             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: HONGKONG             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK RT.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BUDAPEST             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: HUNGARY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: ICEBANK LTD.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: REYKJAVIK            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ICELAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: DEUTSCHE BANK A.G.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BOMBAY               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: INDIA                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: JAKARTA              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: INDONESIA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANK OF IRELAND
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: DUBLIN               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: IRELAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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15.A) Custodian/Sub-custodian: BANK HAPOALIM B.M.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TEL AVIV             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ISRAEL               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: PARIBAS, S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MILAN                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ITALY                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE FUJI BANK, LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TOKYO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: JAPAN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE BRITISH BANK OF THE MIDDLE EAST
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AMMAN                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: JORDAN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: KUALA LUMPUR         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MALAYSIA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE HONGKONG AND SHANGHAI BANKING CORP LTD.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: PORT LOUIS           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MAURITIUS            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK MEXICO, S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MEXICO CITY          State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MEXICO               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANQUE COMMERCIALE DU MAROC
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CASABLANCA           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MOROCCO              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: MESSPIERSON N.V.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AMSTERDAM            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NETHERLANDS          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: ANZ BANKING GROUP LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: WELLINGTON           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NEW ZEALAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CHRISTIANIA BANK OG KREDITKASSE
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: OSLO                 State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NORWAY               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: DEUTSCHE BANK A.G.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: KARACHI              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PAKISTAN             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SAN ISIDRO           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PERU                 Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MANILA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PHILIPPINES          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK POLAND S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: WARSAW               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: POLAND               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANCO COMERCIAL PORTUGUES
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: LISBON               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PORTUGAL             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE HONGKONG & SHANGHAI BANKING CORP. LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SEOUL                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: REPUBLIC OF KOREA    Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: ING BANK N.V.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BUCHAREST            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ROMANIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CREDIT SUISSE FIRST BOSTON AO
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ZURICH               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWITZERLAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE DEVELOPMENT BANK OF SINGAPORE LTD.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SINGAPORE            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SINGAPORE            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CESKOSLOVENSKA OBCHODNA BANKA A.S.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BRATISLAVA           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SLOVAK REPUBLIC      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD BANK OF SOUTH AFRICA LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: JOHANNESBURG         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SOUTH AFRICA         Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANCO SANTANDER CENTRAL HISPANO, S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MADRID               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SPAIN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE HONGKONG & SHANGHAI BANKING CORP LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: COLOMBO              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SRI LANKA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: SKANDINAVISKA ENSKILDA BANKEN
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: STOCKHOLM            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWEDEN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: UNION BANK OF SWITZERLAND
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ZURICH               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWITZERLAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CENTRAL TRUST OF CHINA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TAIPEI               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: TAIWAN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BANGKOK              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: THAILAND             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STATE STREET BANK AND TRUST CO.,LONDON BRANCH
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: LONDON               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: UNITED KINGDOM       Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MONTEVIDEO           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: URUGUAY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CARACUS              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: VENEZUELA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BARCLAY'S BANK OF ZIMBABWE LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HARARE               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ZIMBABWE             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ISTANBUL             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: TURKEY               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X

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                              SCREEN NUMBER:  9

                                                          This page being  filed
                                                          for ALL series.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  Y

   B)  If 'Y' (Yes), state the number of registered management
         investment companies in the family:   25
         (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C)  Identify the family using 10 letters: NVESTFUNDS
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                              SCREEN NUMBER: 10

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:

(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                     Commissions

               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
  MERRILL LYNCH, PIERCE, FENNER                    13-5674085            956
  LEWCO SECURITIES CORPES                          13-2765944            906
  DONALDSON, LUFKIN AND JENRETTE                   13-5033225            760
  BEAR STEARNS SECURITIES                          13-4946705            758
  GOLDMAN SACHS & CO.                              13-5108880            699
  LEHMAN BROTHERS, INC.                            13-2518468            664
  MORGAN STANLEY & CO.                             13-2655998            539
  BANC AMERICA                                     56-2058405            461
  SALOMON SMITH BARNEY, INC.                       11-2418191            451
  CS FIRST BOSTON                                  13-5659485            418

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):    12751

                              SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                            (000's omitted)
STATE STREET BANK & TRUST                      04-1867445    6635461          0
ASSOCIATES CORP.                               74-1494554     402724          0
MERRILL LYNCH, PIERCE, FENNER                  13-5674085      22178      34045
CHEVRON                                        25-1218500      54460          0
AMERICAN EXPRESS CREDIT CORP.                  36-1239445    1022553          0
GOLDMAN SACHSES                                13-5108880     108979     132428
BANK ONE CAPITAL                               31-1017233          0       1260
FIRST CHICAGO                                  N/A            749871          0
BANC AMERICA                                   56-2058405      14749      27213
BEAR STEARNS                                   13-4946705      14098       5132

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:  24460635 D. Total Sales:   3654719
    (000's omitted)
                              SCREEN NUMBER: 12

                                                          This page being  filed
                                                          for series 1.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 2.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 3.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 4.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 5.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 6.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 8.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 9.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 10.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 11.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 12.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 13.

24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 1.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
 CHARLES SCHWAB CORP                           96-1737782    E           1046
 MORGAN STANLEY & CO., INC.                    13-2655998    E           1332
 MERRILL LYNCH & CO., INC.                     13-5674085    E           1357
 DELETE                                                                     0
                                                                               0
                                                                               0
                                                                               0
                                                                               0

   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 2.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
 AMERICAN EXPRESS, INC.                        13-2518466    E           9690
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 3.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
 BEAR STEARNS COS., INC.                       13-4946705    E            150
 E*TRADE GROUP, INC.                                         E            376
 MERRILL LYNCH & CO., INC.                     13-5674085    E           2277
 J.P. MORGAN & CO., INC.                                     E            352
 GOLDMAN SACHS & CO.                           13-5108880    E            712
                                                                               0
                                                                               0
                                                                               0

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                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 4.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
 DELETE                                                                     0
 DELETE                                                                     0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 5.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 6.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 8.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 9.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
 DELETE                                                                     0
 DELETE                                                                     0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 10.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
 AMERICAN EXPRESS CO.                          n/a           E           7440
 INVESTMENT TECHNOLOGY GROUP                                 E           1971
 PAINE WEBBER GROUP, INC.                                    E           6270
                                                                               0
                                                                               0
                                                                               0
                                                                               0
                                                                               0

   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 11.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 12.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 13.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                           Type of  Value of any

          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                            D=debt    of current
                                                             E=equity     period

                                                                (000's omitted)
 WADDELL & REED FINANCIAL, INC.                              E            733
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares  -------------------------------- N B)
  Receipt of investment  research and  statistical  information  ---------- Y C)
  Receipt of quotations for portfolio valuations ---------------------- Y D) Ability to execute portfolio transactions to obtain best price and execution  --------------------------------- Y E)
  Receipt of telephone line and wire services ------------------------- N F) Broker or dealer which is an affiliated person ---------------------- N G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ Y
  H) Other --------------------------------------------------------------- N


                              SCREEN NUMBER: 15

    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.

                              SCREEN NUMBER: 16

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series  1.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1617    $        0    $        0     $    18359
B) Second month of period $      885    $        0    $        0     $    15549
C) Third  month of period $     1053    $     1497    $        0     $    14153
D) Fourth month of period $     1353    $        0    $        0     $     8348
E) Fifth  month of period $      915    $        0    $        0     $     6787
F) Sixth  month of period $     1161    $      921    $        0     $     7072
G)      Total             $     6984    $     2418    $        0     $    70268

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     2258
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series  2.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    15548    $        0    $        0     $    49540
B) Second month of period $     9862    $        0    $        0     $    48386
C) Third  month of period $     9842    $        0    $        0     $    60568
D) Fourth month of period $    10803    $        0    $        0     $    36965
E) Fifth  month of period $     7070    $        0    $        0     $    33207
F) Sixth  month of period $     9080    $        0    $        0     $    30440
G)      Total             $    62205    $        0    $        0     $   259106

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $    19621
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series  3.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     2913    $        0    $        0     $    17251
B) Second month of period $     1324    $        0    $        0     $    17473
C) Third  month of period $     2995    $        0    $        0     $    14745
D) Fourth month of period $     2779    $        0    $        0     $     9271
E) Fifth  month of period $     2265    $        0    $        0     $     6304
F) Sixth  month of period $     1660    $        0    $        0     $     7506
G)      Total             $    13936    $        0    $        0     $    72550

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     1932
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series  4.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     6031    $        0    $        0     $    28379
B) Second month of period $     5802    $     2770    $        0     $    14022
C) Third  month of period $    13152    $     1344    $        0     $    15643
D) Fourth month of period $     9373    $     1324    $        0     $    13396
E) Fifth  month of period $    12646    $     1321    $        0     $    14058
F) Sixth  month of period $    13271    $     1322    $        0     $    10729
G)      Total             $    60275    $     8081    $        0     $    96227

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     6974
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series  5.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      487    $        0    $        0     $     3719
B) Second month of period $      310    $      844    $        0     $     3655
C) Third  month of period $     1401    $      444    $        0     $     2967
D) Fourth month of period $      678    $      440    $        0     $     3443
E) Fifth  month of period $      471    $      434    $        0     $     3347
F) Sixth  month of period $      723    $      430    $        0     $     2841
G)      Total             $     4070    $     2592    $        0     $    19972

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     1427
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series  6.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1042    $        0    $        0     $     3790
B) Second month of period $      389    $      807    $        0     $     4387
C) Third  month of period $      524    $      387    $        0     $     3590
D) Fourth month of period $      574    $      382    $        0     $     1853
E) Fifth  month of period $      784    $      379    $        0     $     2682
F) Sixth  month of period $      726    $      355    $        0     $     5333
G)      Total             $     4039    $     2307    $        0     $    21635

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     1804
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series  8.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     7520    $        0    $        0     $     5041
B) Second month of period $    16426    $        0    $        0     $     4929
C) Third  month of period $    19723    $        0    $        0     $    12380
D) Fourth month of period $    16771    $        0    $        0     $    10788
E) Fifth  month of period $    31260    $        0    $        0     $    24636
F) Sixth  month of period $    16208    $        0    $        0     $    19285
G)      Total             $   107908    $        0    $        0     $    77059

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     5299
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series  9.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     7536    $        0    $        0     $     9495
B) Second month of period $    12078    $        0    $        0     $    16503
C) Third  month of period $     9714    $        0    $        0     $    16637
D) Fourth month of period $     6639    $        0    $        0     $     6312
E) Fifth  month of period $     5653    $        0    $        0     $     9219
F) Sixth  month of period $     3436    $        0    $        0     $     3252
G)      Total             $    45056    $        0    $        0     $    61418

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     3950
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series 10.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    46248    $        0    $        0     $    24460
B) Second month of period $    43440    $        0    $        0     $    21144
C) Third  month of period $    54115    $        0    $        0     $    33479
D) Fourth month of period $    42837    $        0    $        0     $    24254
E) Fifth  month of period $    32770    $        0    $        0     $    19479
F) Sixth  month of period $    33600    $        0    $        0     $    21613
G)      Total             $   253010    $        0    $        0     $   144429

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $    38902
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series 11.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     4881    $        0    $        0     $     6582
B) Second month of period $     6310    $     2736    $        0     $     6167
C) Third  month of period $     6412    $     1369    $        0     $     7823
D) Fourth month of period $     4729    $     1379    $        0     $     5541
E) Fifth  month of period $     4170    $     1384    $        0     $     5033
F) Sixth  month of period $     4402    $     1392    $        0     $     4826
G)      Total             $    30904    $     8261    $        0     $    35972

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     6333
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series 12.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    10504    $        0    $        0     $     8459
B) Second month of period $    11298    $        0    $        0     $     8914
C) Third  month of period $    27046    $        0    $        0     $    26835
D) Fourth month of period $    31945    $        0    $        0     $    28745
E) Fifth  month of period $    44237    $        0    $        0     $    43200
F) Sixth  month of period $    27908    $        0    $        0     $    36854
G)      Total             $   152938    $        0    $        0     $   153007

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     5439
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                                 This page being

28. Monthly Sales and Repurchases of                      filed for series 13.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    13784    $        0    $        0     $     7346
B) Second month of period $    15595    $        0    $        0     $     5224
C) Third  month of period $    20525    $        0    $        0     $    11217
D) Fourth month of period $    12514    $        0    $        0     $     7079
E) Fifth  month of period $    14385    $        0    $        0     $    10025
F) Sixth  month of period $    16424    $        0    $        0     $    11099
G)      Total             $    93227    $        0    $        0     $    51990

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     6989
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being  filed
                                                          for series 1.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   103

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 2.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   897

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 3.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   144

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 4.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   254

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   4.50%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 5.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $    54

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   4.50%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 6.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $    71

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   4.50%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 8.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   229

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 9.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   179

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 10.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the current period (000's omitted) ------------------------------ $  1797

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 11.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   229

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   4.50%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 12.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   217

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 13.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the

      current period (000's omitted) ------------------------------ $   311

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 1.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 14

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 18

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 71

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 2.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 118

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 177

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 602

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 3.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 18

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 28

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 98

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 4.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 31

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 46

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 177

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 5.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 7

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 19

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 28

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 6.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 8

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 9

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 54

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 7.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 0

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 8.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 30

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 37

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 162

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 9.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 23

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 28

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 128

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 10.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 229

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 332

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 1236

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 11.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 28

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 32

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 168

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 12.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 28

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 55

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 134

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 13.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 40

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 40

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 231

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 32.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 3

31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under- writer thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0

                              SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 1.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    93

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 2.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   292

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 3.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    70

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 4.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   274

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 5.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    39

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 6.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    52

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 8.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    24

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 9.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    73

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 10.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   464

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 11.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   181

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 12.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   145

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 13.

34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    75

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0

                              SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 1.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 2.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 3.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 4.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 5.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 6.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 8.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 9.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 10.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 11.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 12.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 13.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                                 This page being

42. For the current period, indicate the                  filed for series  1.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   446

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series  2.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  2813

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series  3.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   478

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series  4.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   740

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series  5.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   257

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series  6.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   141

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series  8.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   274

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series  9.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   621

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series 10.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  5424

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series 11.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   984

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series 12.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   985

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                                 This page being

42. For the current period, indicate the                  filed for series 13.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current   shareholders   ----------------------------------------   0%  C)
   Payments  to   underwriters   ------------------------------------   100%  D)
   Payments to brokers or dealers ------------------------------ 0% E) Direct payments to sales personnel -------------------------- 0% F) Payments to banks and savings and loans --------------------- 0% G) Other uses, incl. payments to investment adviser

      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   875

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

Contracts                                                 This page being  filed
                                                          for series 1.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.750%
    B) of next -              $  300000                            0.700%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.650%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 2.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.750%
    B) of next -              $  300000                            0.700%
    C) of next -              $ 1500000                            0.650%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $ 2000000                            0.600%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 3.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.750%
    B) of next -              $  300000                            0.700%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.650%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 4.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  100000                            0.500%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  100000                            0.375%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 5.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  100000                            0.500%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  100000                            0.375%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 6.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.650%
    B) of next -              $  300000                            0.625%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.600%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 7.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) ---------------
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items 47-52 in the aggregate for all such investment advisers.) ------------

47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) -------------------------------------------------
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 8.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.900%
    B) of next -              $  300000                            0.850%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.800%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 9.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.750%
    B) of next -              $  300000                            0.700%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.650%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 10.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $ 1000000                            1.050%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $ 1000000                            1.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 11.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.650%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  200000                            0.600%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 12.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  1.050%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 13.

45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.

                                              SINGLE FEE RATE -------  1.050%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

                                                                 This page being

    ADVISORY FEE                                          filed for series  1.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series  2.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series  3.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series  4.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series  5.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series  6.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series  8.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series  9.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series 10.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series 11.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series 12.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                                 This page being

    ADVISORY FEE                                          filed for series 13.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re- duced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- N [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being  filed
                                                          for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:

                                                                       (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y B)
  Clerical and bookkeeping  services  ------------------------------------  Y C)
  Accounting  services  --------------------------------------------------  N D)
  Services of independent  auditors  -------------------------------------  N E)
  Services of outside  counsel  ------------------------------------------  N F)
  Registration  and filing fees  -----------------------------------------  N G)
  Stationery,  supplies and printing  ------------------------------------  N H)
  Salaries & compensation of Registrant's interested directors --------- Y I) Salaries & compensation of Registrant's disinterested directors ------ N J) Salaries & compensation of Registrant's officers who are not directors Y K) Reports to current shareholders -------------------------------------- Y L)
  Determination of offering and redemption prices ---------------------- N M) Trading department --------------------------------------------------- Y N)
  Prospectus preparation and printing for current shareholders --------- Y O) Other ---------------------------------------------------------------- N

                              SCREEN NUMBER: 25

                                                          This page being  filed
                                                          for series 1.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 2.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 3.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 4.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 5.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 6.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 8.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 9.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 10.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 11.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 12.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being  filed
                                                          for series 13.

    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                                 This page being

      CLASSIFICATION                                      filed for series  1.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series  2.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series  3.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series  4.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series  5.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series  6.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series  8.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series  9.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series 10.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series 11.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series 12.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series 13.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? N If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                                 This page being

      CLASSIFICATION                                      filed for series 41.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company? If answer is 'Y' (Yes), are any of the following types of contracts funded by the
      Registrant:

      B)  Variable  annuity  contracts?   ---------------------------------   C)
      Scheduled premium variable life contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------

60.A) Was Registrant/Series a diversified investment company at any time during the reporting period? ------------------------------

   B) Is Registrant/Series a diversified investment company as of the end of the reporting period? -----------------------------------

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $       0

                              SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  1.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  2.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  3.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  4.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.6% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          4.6% N) U.S. Government Agency  26.2%
O) State and Municipal tax-free           0.0% P) Corporate               44.2%
Q) All other                             21.3%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  5.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free          98.5% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  6.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  1.4% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         66.1% N) U.S. Government Agency  30.9%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  8.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  9.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 10.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 11.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  4.9% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate               26.3%
Q) All other                             58.6%

R) Investments other than debt securities   8.9%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 12.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 13.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being  filed
                                                          for series 1.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 2.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 3.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 4.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 9.3  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N [If answer is
      'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 5.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B:16.6  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N [If answer is
      'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 6.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B:15.8  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N [If answer is
      'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 7.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 8.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 9.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 10.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 11.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B:17.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 12.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 13.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  1.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  N E)  Growth  and
         income    -----------------------------------------    Y   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- Y
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  2.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  Y E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  3.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  Y E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  4.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  5.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  6.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  8.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  N E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- Y

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- Y
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  9.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  Y E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series 10.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  Y E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series 11.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series 12.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- Y D) Growth
         ----------------------------------------------------  N E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- Y
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series 13.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- Y D) Growth
         ----------------------------------------------------  N E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series  1.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series  2.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           Y
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series  5.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      N           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           Y
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            N           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series  6.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            N           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series  8.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           Y
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series  9.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series 10.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           Y
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series 11.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series 12.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           Y
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                                 This page being

     INVESTMENT PRACTICES                                 filed for series 13.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           Y
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           Y
Q) Margin purchases                                        N           N
R) Short selling                                           Y           Y

                              SCREEN NUMBER: 31

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series  1.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 166732 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 229266 C) Monthly average value of portfolio ($000's omitted) --------- $ 231389 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 72%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    3239
   C) Net dividend income -----------------------------------------  $     987
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES

   F) Advisory fees -----------------------------------------------  $     855
   G) Administrator(s) fees ---------------------------------------  $      41
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series  2.
reporting period

   A) Purchases ($000's omitted) ---------------------------------- $ 2547939 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 2746190 C) Monthly average value of portfolio ($000's omitted) --------- $ 1854118 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 137%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     418
   C) Net dividend income -----------------------------------------  $   17004
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES

   F) Advisory fees -----------------------------------------------  $    6254
   G) Administrator(s) fees ---------------------------------------  $     363
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 215983 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 279766 C) Monthly average value of portfolio ($000's omitted) --------- $ 228687 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 94%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     293
   C) Net dividend income -----------------------------------------  $    1972
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES

   F) Advisory fees -----------------------------------------------  $     885
   G) Administrator(s) fees ---------------------------------------  $      42
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series  4.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 128210 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 156973 C) Monthly average value of portfolio ($000's omitted) --------- $ 296215 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 43%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   12075
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      39
      EXPENSES

   F) Advisory fees -----------------------------------------------  $     620
   G) Administrator(s) fees ---------------------------------------  $      56
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series  5.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 122010 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 138078 C) Monthly average value of portfolio ($000's omitted) --------- $ 159571 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 80%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    5196
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES

   F) Advisory fees -----------------------------------------------  $     363
   G) Administrator(s) fees ---------------------------------------  $      28
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series  6.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 299174 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 316475 C) Monthly average value of portfolio ($000's omitted) --------- $ 89301 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 335%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    3268
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES

   F) Advisory fees -----------------------------------------------  $     291
   G) Administrator(s) fees ---------------------------------------  $      15
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series  8.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 131490 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 101243 C) Monthly average value of portfolio ($000's omitted) --------- $ 119270 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 85%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     162
   C) Net dividend income -----------------------------------------  $     454
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      64
      EXPENSES

   F) Advisory fees -----------------------------------------------  $     560
   G) Administrator(s) fees ---------------------------------------  $      23
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series  9.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 150354 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 172414 C) Monthly average value of portfolio ($000's omitted) --------- $ 268329 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 56%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $      74
   C) Net dividend income -----------------------------------------  $     640
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      16
      EXPENSES

   F) Advisory fees -----------------------------------------------  $     990
   G) Administrator(s) fees ---------------------------------------  $      49
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series 10.
reporting period

   A) Purchases ($000's omitted) ---------------------------------- $ 4490942 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 4432569 C) Monthly average value of portfolio ($000's omitted) --------- $ 1478589 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 300%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    4651
   C) Net dividend income -----------------------------------------  $    5497
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $     936
      EXPENSES

   F) Advisory fees -----------------------------------------------  $    8516
   G) Administrator(s) fees ---------------------------------------  $     315
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series 11.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $     8476
   B) Sales [including all maturities] ($000's omitted) -----------  $    21864
   C) Monthly average value of portfolio ($000's omitted) ---------  $   278629
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))      3%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   13467
   C) Net dividend income -----------------------------------------  $     593
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      22
      EXPENSES

   F) Advisory fees -----------------------------------------------  $     918
   G) Administrator(s) fees ---------------------------------------  $      52
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series 12.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 264788 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 261329 C) Monthly average value of portfolio ($000's omitted) --------- $ 273626 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 96%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     409
   C) Net dividend income -----------------------------------------  $    2646
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      97
      EXPENSES

   F) Advisory fees -----------------------------------------------  $    1524
   G) Administrator(s) fees ---------------------------------------  $      54
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

71. Portfolio turnover rate for the current               filed for series 13.
reporting period

   A) Purchases ($000's omitted)  ---------------------------------- $ 294760 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 255885 C) Monthly average value of portfolio ($000's omitted) --------- $ 209193 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 122%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     504
   C) Net dividend income -----------------------------------------  $     237
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      90
      EXPENSES

   F) Advisory fees -----------------------------------------------  $    1313
   G) Administrator(s) fees ---------------------------------------  $      46
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  1.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      359
   J) Custodian fees ------------------------------------- $       59
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       29
   M) Directors' fees ------------------------------------ $        8
   N) Registration fees ---------------------------------- $       25
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       18
   S) Legal fees ----------------------------------------- $        7
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      446
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        6
   X) Total expenses ------------------------------------- $     1853

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  2.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $     1584
   J) Custodian fees ------------------------------------- $      143
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       62
   M) Directors' fees ------------------------------------ $       43
   N) Registration fees ---------------------------------- $       79
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       33
   S) Legal fees ----------------------------------------- $       25
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $     2813
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       22
   X) Total expenses ------------------------------------- $    11420

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      400
   J) Custodian fees ------------------------------------- $       91
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       77
   M) Directors' fees ------------------------------------ $        8
   N) Registration fees ---------------------------------- $       24
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       16
   S) Legal fees ----------------------------------------- $       19
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      478
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        7
   X) Total expenses ------------------------------------- $     2047

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  4.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      298
   J) Custodian fees ------------------------------------- $       75
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       22
   M) Directors' fees ------------------------------------ $        9
   N) Registration fees ---------------------------------- $       30
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       17
   S) Legal fees ----------------------------------------- $        8
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      740
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        5
   X) Total expenses ------------------------------------- $     1881

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  5.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       64
   J) Custodian fees ------------------------------------- $       45
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        8
   M) Directors' fees ------------------------------------ $        7
   N) Registration fees ---------------------------------- $       17
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       18
   S) Legal fees ----------------------------------------- $        3
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      257
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $      812

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  6.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      101
   J) Custodian fees ------------------------------------- $       40
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       11
   M) Directors' fees ------------------------------------ $        5
   N) Registration fees ---------------------------------- $       16
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       14
   S) Legal fees ----------------------------------------- $        2
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      141
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        3
   X) Total expenses ------------------------------------- $      641

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  8.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      207
   J) Custodian fees ------------------------------------- $      137
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       19
   M) Directors' fees ------------------------------------ $        6
   N) Registration fees ---------------------------------- $       43
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       28
   S) Legal fees ----------------------------------------- $        3
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      274
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $     1304

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  9.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      301
   J) Custodian fees ------------------------------------- $       62
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       16
   M) Directors' fees ------------------------------------ $        9
   N) Registration fees ---------------------------------- $       26
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       15
   S) Legal fees ----------------------------------------- $        6
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      621
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        6
   X) Total expenses ------------------------------------- $     2102

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 10.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $     1608
   J) Custodian fees ------------------------------------- $      324
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $      108
   M) Directors' fees ------------------------------------ $       39
   N) Registration fees ---------------------------------- $      112
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       22
   S) Legal fees ----------------------------------------- $       30
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $     5424
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       34
   X) Total expenses ------------------------------------- $    16533

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 11.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      245
   J) Custodian fees ------------------------------------- $       83
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       18
   M) Directors' fees ------------------------------------ $        9
   N) Registration fees ---------------------------------- $       39
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       24
   S) Legal fees ----------------------------------------- $        7
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      984
   U) Amortization of organization expenses -------------- $        5
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        9
   X) Total expenses ------------------------------------- $     2393

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 12.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      534
   J) Custodian fees ------------------------------------- $      340
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       71
   M) Directors' fees ------------------------------------ $        9
   N) Registration fees ---------------------------------- $       20
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       25
   S) Legal fees ----------------------------------------- $       17
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      985
   U) Amortization of organization expenses -------------- $        6
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       12
   X) Total expenses ------------------------------------- $     3599

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 13.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      340
   J) Custodian fees ------------------------------------- $      159
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       24
   M) Directors' fees ------------------------------------ $        9
   N) Registration fees ---------------------------------- $       24
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       23
   S) Legal fees ----------------------------------------- $        5
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      875
   U) Amortization of organization expenses -------------- $        4
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        8
   X) Total expenses ------------------------------------- $     2831

                              SCREEN NUMBER: 33

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  1.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $       89
   Z) Net investment income ------------------------------ $     2463
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $    14588
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     5597
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     1587
      2. Dividends for a second class of open-end
         company shares -----------------------------------$      309
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.1300
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0700
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  2.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $      121
   Z) Net investment income ------------------------------ $     6123
  AA) Realized capital gains ----------------------------- $ 171327 BB) Realized
  capital  losses   ----------------------------  $  0  CC)  1.  Net  unrealized appreciation during the period --- $ 288563

      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $       43
   Z) Net investment income ------------------------------ $      261
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $    13518
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     2407
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  4.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $    10234
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     6718
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     3194
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     6353
      2. Dividends for a second class of open-end
         company shares -----------------------------------$     2678
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.4000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.3600
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  5.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     4384
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     1321
  CC) 1. Net unrealized appreciation during the period --- $     1860
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     3472
      2. Dividends for a second class of open-end
         company shares -----------------------------------$      301
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.1800
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.1500
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  6.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     2626
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     2865
  CC) 1. Net unrealized appreciation during the period --- $     4381
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     2264
      2. Dividends for a second class of open-end
         company shares -----------------------------------$      218
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.3200
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.2800
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  8.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     -624
  AA) Realized capital gains ----------------------------- $    12332
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    17272
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  9.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $       27
   Z) Net investment income ------------------------------ $    -1345
  AA) Realized capital gains ----------------------------- $    24481
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    13473
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 10.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $        8
   Z) Net investment income ------------------------------ $    -5441
  AA) Realized capital gains ----------------------------- $   139706
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $   227547
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 11.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $    11688
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     4725
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     3243
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     4998
      2. Dividends for a second class of open-end
         company shares -----------------------------------$     4622
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.4800
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.4400
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 12.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     -447
  AA) Realized capital gains ----------------------------- $    50155
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    68320
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                                 This page being

FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 13.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)

72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $    -2000
  AA) Realized capital gains ----------------------------- $    36497
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    26416
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being  filed
                                                          for series 1.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $      501
   D) Long-term debt securities including
      convertible debt------------------------------------ $    72153
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   129503
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     1769
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1732
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   205658


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 2.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        3
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $      465
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $ 0 F) Common stock --------------------------------------- $ 1711790 G) Options on equities
   --------------------------------    $   0   H)   Options   on   all   futures
   -----------------------------      $     0     I)      Other      investments
   ----------------------------------   $  0  J)   Receivables   from  portfolio
   instruments sold -------- $ 28663 K) Receivables from affiliated persons ---------------- $ 0 L) Other receivables ----------------------------------
   $ 8855 M) All other assets  -----------------------------------  $ 0 N) Total assets --------------------------------------- $ 1749776

                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 3.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        6
   B) Repurchase agreements ------------------------------ $     7168
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $      865
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   207140
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $      909
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      790
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   216878


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 4.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        5
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     1844
   D) Long-term debt securities including
      convertible debt------------------------------------ $   290769
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     3372
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     6543
   M) All other assets ----------------------------------- $    11555
   N) Total assets --------------------------------------- $   314088


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 5.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $   153997
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     3161
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     2634
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   159792


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 6.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $     1156
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $    80861
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $       38
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1666
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $    83721


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 8.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $     3249
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   122575
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     2480
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      499
   M) All other assets ----------------------------------- $    22144
   N) Total assets --------------------------------------- $   150948


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 9.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $     5638
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   269023
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      264
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   274926


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 10.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash  -----------------------------------------------  $ 28 B)  Repurchase
   agreements   ------------------------------   $  153711  C)  Short-term  debt
   securities other than

      repurchase agreements ------------------------------ $    96156
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $ 0 F) Common stock --------------------------------------- $ 1451387 G) Options on equities
   --------------------------------    $   0   H)   Options   on   all   futures
   -----------------------------      $     0     I)      Other      investments
   ----------------------------------   $  0  J)   Receivables   from  portfolio
   instruments sold -------- $ 38896 K) Receivables from affiliated persons ---------------- $ 0 L) Other receivables ----------------------------------
   $ 4918 M) All other assets  -----------------------------------  $ 0 N) Total assets --------------------------------------- $ 1745097

                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 11.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A)  Cash  -----------------------------------------------  $ 1 B)  Repurchase
   agreements   ------------------------------   $  14066  C)  Short-term   debt
   securities other than

      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $   244959
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $    10822
   F) Common stock --------------------------------------- $    14993
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     4991
   M) All other assets ----------------------------------- $     8923
   N) Total assets --------------------------------------- $   298754


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 12.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $      389
   B) Repurchase agreements ------------------------------ $     9197
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $     3167
   F) Common stock --------------------------------------- $   262274
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     5710
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     2337
   M) All other assets ----------------------------------- $     1094
   N) Total assets --------------------------------------- $   284168


                              SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 13.

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A)  Cash  -----------------------------------------------  $ 0 B)  Repurchase
   agreements   ------------------------------   $  15400  C)  Short-term   debt
   securities other than

      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   249265
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     5495
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1428
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   271587


                              SCREEN NUMBER: 35

                                                                 This page being

(Continued from Screen 35)                                filed for series  1.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      228
   P) Amounts owed to affiliated persons --------------------------- $       20
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     1050
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   204360
   U) 1. Number of shares outstanding ------------------------------      11136
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------       4269
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.81
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    10.73
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 15680 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series  2.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    24206
   P) Amounts owed to affiliated persons --------------------------- $      203
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     2285
   S) Senior equity  ------------------------------------------------ $ 0 T) Net
   assets of common  shareholders  ----------------------------  $ 1723082 U) 1.
   Number of shares outstanding ------------------------------ 1588214

      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------     115573
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.35
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    10.01
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 80595 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      818
   P) Amounts owed to affiliated persons --------------------------- $       25
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      475
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   215560
   U) 1. Number of shares outstanding ------------------------------     161333
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      43107
   V) 1. Net asset value per share (to nearest cent) --------------- $     7.05
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     6.72
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 18225 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series  4.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      540
   P) Amounts owed to affiliated persons --------------------------- $       27
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    16317
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   297204
   U) 1. Number of shares outstanding ------------------------------      15847
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------       8050
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.40
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    11.40
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 17020 Y) Total value of assets in segregated accounts ----------------- $ 4844

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series  5.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     2647
   P) Amounts owed to affiliated persons --------------------------- $       15
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      819
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   156311
   U) 1. Number of shares outstanding ------------------------------     141880
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      14432
   V) 1. Net asset value per share (to nearest cent) --------------- $     7.22
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     7.22
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 4127 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series  6.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $       10
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      336
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    83375
   U) 1. Number of shares outstanding ------------------------------      72158
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------       8555
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.65
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    10.65
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 6292 Y) Total value of assets in segregated accounts ----------------- $ 5208

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series  8.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      124
   P) Amounts owed to affiliated persons --------------------------- $      283
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    25638
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   124903
   U) 1. Number of shares outstanding ------------------------------      70528
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      35218
   V) 1. Net asset value per share (to nearest cent) --------------- $    22.15
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    21.45
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 11404 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series  9.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $       31
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      270
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   274625
   U) 1. Number of shares outstanding ------------------------------     195685
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      75675
   V) 1. Net asset value per share (to nearest cent) --------------- $    23.93
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    21.97
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 18385 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series 10.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $   149693
   P) Amounts owed to affiliated persons --------------------------- $      228
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     3063
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $  1592113
   U) 1. Number of shares outstanding ------------------------------     615806
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------     752316
   V) 1. Net asset value per share (to nearest cent) --------------- $    23.22
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    21.85
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 94945 Y) Total value of assets in segregated accounts ----------------- $ 77044

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series 11.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $       31
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    10076
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   288647
   U) 1. Number of shares outstanding ------------------------------     123485
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------     125481
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.36
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    11.35
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 15630 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series 12.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     5602
   P) Amounts owed to affiliated persons --------------------------- $       41
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      750
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   277775
   U) 1. Number of shares outstanding ------------------------------     117664
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------     131921
   V) 1. Net asset value per share (to nearest cent) --------------- $    18.61
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    17.95
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 27147 Y) Total value of assets in segregated accounts ----------------- $ 19884

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series 13.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     8568
   P) Amounts owed to affiliated persons --------------------------- $       36
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      884
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   262099
   U) 1. Number of shares outstanding ------------------------------     104451
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------     124221
   V) 1. Net asset value per share (to nearest cent) --------------- $    24.60
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    23.90
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 22379 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                                 This page being

(Continued from Screen 35)                                filed for series 35.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $        0
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $        0
   U) 1. Number of shares outstanding ------------------------------          0
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     0.00
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share for money market funds only (to 4 decimals) ------------------ $ 0.0000 X)
   Total number of shareholder accounts ------------------------- 0 Y) Total value of assets in segregated accounts ----------------- $ 0

                              SCREEN NUMBER: 36

                                                          This page being  filed
                                                          for series 1.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  231389



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 2.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $ 1854118



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 3.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  228687



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 4.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  296215



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 5.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  159571



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 6.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   89301



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 8.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  119270



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 9.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  268329



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 10.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $ 1478589



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 11.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  278629



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 12.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  276626



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 13.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  209193



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- Y
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control ------------------- N C) Matters submitted to a vote of security holders ----------- N D) Policies with respect to security investment -------------- N E) Legal proceedings ----------------------------------------- N F) Changes in security for debt
   ------------------------------ N G) Defaults and arrears on senior securities ----------------- N H) Changes in control of Registrant -------------------------- N I) Terms of new or amended securities ------------------------ N J) Revaluation of assets or restatement of capital share account  -------------------------------------  N K) Changes in Registrant's certifying account ---------------- N L) Changes in accounting principles and practices ------------ N M) Mergers --------------------------------------------------- N N) Actions required to be reported pursuant to Rule 2a-7 ----- N O) Transactions effected pursuant to Rule 10f-3 -------------- Y P) Information required to be filed pursuant to exemptive orders --------------------------------------- N
                       (Item 77 continued on next screen)
                              SCREEN NUMBER: 38

 77. (Continued) Mark those items below being filed as
       an attachment to this form or incorporated form         Filed as
       or incorporated by reference.                          Attachment

  Q1) Exhibits -------------------------------------------------- N
  Q2) Any information called for by instructions to sub-item 77Q2 --------------------------------------------- N
  Q3) Any information called for by instructions to sub-item 77Q3 --------------------------------------------- N


 78. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y or N) N

                NOTE: If answer is 'N' (No), jump to Screen 41.





                              SCREEN NUMBER: 39

       79. List the '811' numbers and names of Registrant's wholly owned investment company subsidiaries consolidated in this report.

         811 Number                          Subsidiary Name

         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-




   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 40

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          1.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          2.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          3.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          4.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          5.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          6.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          8.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          9.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          10.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          11.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          12.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being filed for series
                                                          13.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 1.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 2.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 3.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 4.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 5.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 6.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 8.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 9.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 10.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 11.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 12.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for series 13.

83.A) Were any claims with respect to this Registrant/ Series filed under the bond during the period? (Y or N) --------

   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity  bond but were not? (Y or N)
      -----------

   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------

   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of
    Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                              SCREEN NUMBER: 43

    Closed-End Investment Companies Only

87. Securities of Registrant registered on a
    national securities exchange or listed
    on NASDAQ:
                                                     CUSIP or        Ticker
       Title of each class of securities            NASDAQ No.       Symbol

A)
B)
C)


88. Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time during the period?

                                                  (Y or N)

    A)  Notes  or  bonds  ------------------------------  B)  Uncovered  options
    --------------------------- C) Margin loans --------------------------------
    D) Preferred stock -----------------------------

                              SCREEN NUMBER: 44

                 ITEM 770 TRANSACTIONS PURSUANT TO RULE 10F-3
                   This Exhibit is being filed for series 12

Issuer:  Telia AB

Underwriting Syndicate Members

         Joint Global Co-ordinators:        Morgan Stanley Dean Witter
                                            UBS Warburg

         Global Managers:                   ABN AMRO Rothschild
                                            JP Morgan Securities Ltd.
         Co-Lead Managers:                  Carnegie Securities
                                            Enskilda Securities
         Junior Co-Lead Managers:           Commerzbank
                                            Credit Agricole Indosuez
                                            Nomura International

Terms:     Purchase Price $9.856 per share
           Spread $0.079

Basis for Board Determination:              Rule 10f-3 Reporting Form completed
                                            by sub-adviser